Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Disclosure of significant accounting policies [text block]

3 Significant accounting policies

The most significant accounting policies used in the preparation of the Consolidated Financial Statements are described below.

Oil and natural gas exploration, appraisal, development and production expenditure

Acquisition of exploration rights

Costs incurred for the acquisition of exploration rights (or their extension) are initially capitalized within the line item “Intangible assets” as “exploration rights — unproved” pending determination of whether the exploration and appraisal activities in the reference areas are successful or not. Unproved exploration rights are not amortized, but reviewed to confirm that there is no indication that the carrying amount exceeds the recoverable amount. This review is based on the confirmation of the commitment of the Company to continue the exploration activities and on the analysis of facts and circumstances that can show the existence of uncertainties related to the recoverability of the carrying amount. If no future activity is planned, the carrying amount of the related exploration rights is recognized in the profit and loss account as write-off. Lower value exploration rights are pooled and amortized on a straight-line basis over the estimated period of exploration. In the event of a discovery of proved reserves (i.e. upon recognition of proved reserves and internal approval for development), the carrying amount of the related unproved exploration rights is reclassified to “proved exploration rights”, within the line item “Intangible assets”. When the reclassification is recognized, as well as whether there is any indication of impairment, the carrying amount of exploration rights to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration rights are amortized according to the unit of production method (the so-called UOP method, described in the accounting policy for “UOP depreciation, depletion and amortization”).

Acquisition of mineral interests

Costs incurred for the acquisition of mineral interests are capitalized in connection with the assets acquired (such as exploration potential, possible and probable reserves and proved reserves). When the acquisition is related to a set of exploration potential and reserves, the cost is allocated to the different assets acquired based on their expected discounted cash flows.

Acquired exploration potential is measured under the criteria indicated in the accounting policy for “Acquisition of exploration rights”. Costs associated with proved reserves are amortized on a UOP basis (see the accounting policy for “UOP depreciation, depletion and amortization”). Expenditure associated with possible and probable reserves (unproved mineral interests) is not amortized until classified as proved reserves; in case of a negative result, it is written-off.

Exploration and appraisal expenditure

Geological and geophysical exploration costs are recognized as an expense as incurred.

Costs directly associated with an exploration well are initially recognized within tangible assets in progress, as “exploration and appraisal costs — unproved” (exploration wells in progress) until the drilling of the well is completed and can continue to be capitalized in the following 12-month period pending the evaluation of drilling results (suspended exploration wells). If, at the end of this period, it is ascertained that the result is negative (no hydrocarbon found) or that the discovery is not sufficiently significant to justify the development, the wells are declared dry/unsuccessful and the related costs are written-off. Conversely, these costs continue to be capitalized if and until: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well, and (ii) the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project; on the contrary, the capitalized costs are recognized in the profit and loss account as write-off. Analogous recognition criteria are adopted for the costs related to the appraisal activity. When proved reserves of oil and/or natural gas are determined, the relevant expenditure recognized as unproved is reclassified to proved exploration and appraisal costs, within tangible assets in progress. When the reclassification is recognized, as well as whether there is any indication of impairment, the carrying amount of the costs to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration and appraisal costs are depreciated according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortization”).

Development expenditure

Development expenditure, including the costs related to unsuccessful and damaged development wells, are capitalized as “Tangible asset in progress — proved”. Development expenditures are costs incurred to obtain access to proved reserves and provide facilities to extract, gather and store the oil&gas. They are amortized, from the commencement of production, generally on a UOP basis (see the accounting policy for “UOP depreciation, depletion and amortization”). When development projects are unfeasible/not carried on, the related costs are written-off when it is decided to abandon the project. Development costs are tested for impairment in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.

UOP depreciation, depletion and amortization

Proved oil&gas assets are depreciated generally under the UOP method, as their useful life is closely related to the availability of oil&gas reserves, by applying, to the depreciable amounts at the end of each quarter a rate representing the ratio between the volumes extracted during the quarter and the reserves existing at the end of the quarter, increased by the volumes extracted during the quarter. This method is applied with reference to the smallest aggregate representing a direct correlation between expenditures to be depreciated and oil&gas reserves. Proved exploration rights and acquired proved mineral interests are amortized over proved reserves; proved exploration and appraisal costs and development expenditure are depreciated over proved developed reserves.

Production costs

Production costs are those costs incurred to operate and maintain wells and field equipment and are recognized as an expense as incurred.

Production Sharing Agreements and buy-back contracts

Oil and gas reserves related to Production Sharing Agreements and buy-back contracts are determined on the basis of contractual terms related to the recovery of the contractor’s costs to undertake and finance exploration, development and production activities at its own risk (Cost Oil) and the Company’s stipulated share of the production remaining after such cost recovery (Profit Oil). Revenues from the sale of the production entitlements against both Cost Oil and Profit Oil are accounted for on an accrual basis, whilst exploration, development and production costs are accounted for according to the above-mentioned accounting policies. The Company’s share of production volumes and reserves representing the Profit Oil includes the share of hydrocarbons that corresponds to the taxes to be paid, according to the contractual agreement, by the national government on behalf of the Company. As a consequence, the Company has to recognize at the same time an increase in the taxable profit, through the increase of the revenues, and a tax expense.

Decommissioning and restoration liabilities

Costs expected to be incurred with respect to the plugging and abandonment of a well, dismantlement and removal of production facilities, as well as site restoration, are capitalized, consistently with the accounting policy described under “Property, plant and equipment”, and then depreciated on a UOP basis.

Property, plant and equipment

Property, plant and equipment, including investment properties, are recognized using the cost model and stated at their purchase or construction cost including any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. When a substantial period of time is required to make the asset ready for use, the purchase price or construction cost includes the borrowing costs incurred that could have otherwise been avoided if the expenditure had not been made.

In the case of a present obligation for dismantling and removal of assets and restoration of sites, the initial carrying amount of an item of property, plant and equipment includes the estimated (discounted) costs to be incurred when the removal event occurs (a corresponding amount is recognized as part of a specific provision). Changes in provisions due to the passage of time and changes in discount rates are recognized as described in the accounting policy for “Provisions, contingent liabilities and contingent assets”[11].

Property, plant and equipment are not revalued for financial reporting purposes.

Assets under finance lease, or under arrangements that do not take the legal form of a finance lease but substantially transfer all the risks and rewards of ownership of the leased asset, are recognized, at the commencement of the lease term, at fair value, net of grants attributable to the lessee or, if lower, at the present value of the minimum lease payments. Leased assets are included within property, plant and equipment. A corresponding financial debt to the lessor is recognized. These assets are depreciated as described below. If there is no reasonable certainty that the lessee will obtain ownership by the end of the lease term, the assets are depreciated over the shorter of the lease term and the useful life of the asset.

Expenditures on upgrading, revamping and reconversion are recognized as items of property, plant and equipment when it is probable that they will increase the expected future economic benefits of the asset. Assets acquired for safety or environmental reasons, although not directly increasing the future economic benefits of any particular existing item of property, plant and equipment, qualify for recognition as assets when they are necessary to obtain future economic benefits from other assets.

Depreciation of tangible assets begins when they are available for use, i.e. when they are in the location and condition necessary for it to be capable of operating as planned. Property, plant and equipment are depreciated on a systematic basis, using a straight-line method over their useful life. The useful life is the period over which an asset is expected to be available for use by the Company. When tangible assets are composed of more than one significant part with different useful lives, each part is depreciated separately. The depreciable amount is the asset’s carrying amount less its residual value at the end of its useful life, if it is significant and can be reasonably determined. Land is not depreciated, even when purchased with a building. Tangible assets held for sale are not depreciated (see the accounting policy for “Assets held for sale and discontinued operations”). A change in the depreciation method, deriving from changes in the asset’s useful life, in its residual value or in the pattern of consumption of the future economic benefits embodied in the asset, shall be recognized prospectively.

Assets that can be used free of charge by third parties are depreciated over the shorter term of the duration of the concession or the asset’s useful life.

Replacement costs of identifiable parts in complex assets are capitalized and depreciated over their useful life; the residual carrying amount of the part that has been substituted is charged to the profit and loss account. Leasehold improvement costs are depreciated over the useful life of the improvements or, if lower, over the residual length of the lease, considering any renewal period if renewal depends entirely on the lessee and is virtually certain. Expenditures for ordinary maintenance and repairs are recognized as an expense as incurred.

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(11)	These liabilities relate essentially to assets in the Exploration & Production segment. Decommissioning and restoration liabilities associated with tangible assets of Refining & Marketing and Chemical and Gas & Power segments are recognized when the cost is actually incurred and the amount of the liability can be reliably estimated, considering that undetermined settlement dates for assets dismantlement and restoration do not allow a discounting estimate of the obligation. With regard to this, Eni performs periodic reviews of its tangible assets of Refining & Marketing and Chemical and Gas & Power segments for any changes in facts and circumstances that might require recognition of a decommissioning and restoration liability.

The carrying amount of property, plant and equipment is reviewed for impairment whenever there is any indication that the carrying amounts of those assets may not be recoverable. The recoverability of an asset is assessed by comparing its carrying amount with the recoverable amount, which is the higher of the asset’s fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from continuing use of the asset and, if significant and reliably measurable, the cash flows expected to be obtained from its disposal at the end of its useful life, after deducting the costs of disposal. Expected cash flows are determined on the basis of reasonable and supportable assumptions that represent management’s best estimate of the range of economic conditions that will exist over the remaining useful life of the asset, giving greater weight to external evidence.

With reference to commodity prices, management assumes the price scenario adopted for economic and financial projections and for whole life appraisal for capital expenditures. In particular, for the cash flows associated to oil, natural gas and petroleum products prices (and prices derived from them), the price scenario is approved by the Board of Directors and is based on management’s long-term planning assumptions and, if there is a sufficient liquidity and reliability level, on the forward prices prevailing in the marketplace. When commodity prices fluctuate quite considerably, management considers the most updated variables available.

Discounting is carried out at a rate that reflects a current market assessment of the time value of money and of the risks specific to the asset that are not reflected in the expected future cash flows. In particular, the discount rate used is the Weighted Average Cost of Capital (WACC) adjusted for the specific country risk of the asset. These adjustments are measured considering information from external parties. WACC differs considering the risk associated with each operating segments where the asset operates. In particular, for the assets belonging to the Gas & Power segment and the Chemical business, taking into account their different risk compared with Eni as a whole, specific WACC rates have been defined on the basis of a sample of companies operating in the same segment/business, adjusted to take into consideration the risk premium of the specific country of the activity. For the other segments/businesses, a single WACC is used considering that the risk is the same to that of Eni as a whole. Value in use is calculated net of the tax effect as this method results in values similar to those resulting from discounting pre-tax cash flows at a pre-tax discount rate deriving, through an iteration process, from a post-tax valuation. Valuation is carried out for each single asset or, if the recoverable amount of a single asset cannot be determined, for the smallest identifiable group of assets that generates independent cash inflows from their continuous use, the so-called “cash-generating unit”. When an impairment loss no longer exists or has decreased, a reversal of the impairment loss is recognized in the profit and loss account. The reversal shall not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

The carrying amount of property, plant and equipment is derecognized on disposal or when no future economic benefits are expected from its use or disposal; the arising gain or loss is recognized in the profit and loss account.

Intangible assets

Intangible assets are identifiable non-monetary assets without physical substance, controlled by the Company and able to produce future economic benefits, and goodwill acquired in business combinations. An asset is classified as intangible when management is able to distinguish it clearly from goodwill. This condition is normally met when: (i) the intangible asset arises from contractual or other legal rights, or (ii) the asset is separable, i.e. can be sold, transferred, licensed, rented or exchanged, either individually or together with other assets. An entity controls an intangible asset if it has the power to obtain the future economic benefits flowing from the underlying asset and to restrict the access of others to those benefits.

Intangible assets are initially recognized at cost as determined by the criteria used for tangible assets and they are not revalued for financial reporting purposes.

Intangible assets with finite useful lives are amortized on a systematic basis over their useful life estimated as the period over which the assets will be available for use by the Company; the amount to be amortized and the recoverability of the carrying amount are determined in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.

Goodwill and intangible assets with indefinite useful lives are not amortized. Their carrying amounts are tested for impairment at least annually and whenever there is any indication of impairment. Goodwill is tested for impairment at the lowest level within the entity at which it is monitored for internal management purposes. When the carrying amount of the cash-generating unit, including goodwill allocated thereto, calculated considering any impairment loss of the non-current assets belonging to the cash-generating unit, exceeds its recoverable amount[12], the excess is recognized as an impairment loss. The impairment loss is allocated first to reduce the carrying amount of goodwill; any remaining excess is allocated to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit, up to the recoverable amount of assets with finite useful lives. An impairment loss recognized for goodwill is not reversed in a subsequent period[13].

Directly attributable customer acquisition costs are capitalized when the following conditions are met: (i) the capitalized costs can be measured reliably; (ii) there is a contract binding the customer for a specified period of time; and (iii) it is probable that the costs will be recovered through the revenues from the sales, or, where the customer withdraws from the contract in advance, through the collection of a penalty.

Costs of technological development activities are capitalized when: (i) the cost attributable to the development activity can be measured reliably; (ii) there is the intention and the availability of financial and technical resources to make the asset available for use or sale; and (iii) it can be demonstrated that the asset is able to generate probable future economic benefits.

The carrying amount of intangible assets is derecognized on disposal or when no future economic benefits are expected from its use or disposal; any arising gain or loss is recognized in the profit and loss account.

Grants related to assets

Government grants related to assets are recognized by deducting them in calculating the carrying amount of the related assets when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received.

Inventories

Inventories, including compulsory stock, are measured at the lower of purchase or production cost and net realizable value. Net realizable value is the amount expected to be realized from the sale of inventories in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale, or, with reference to inventories of crude oil and petroleum products already included in binding sale contracts, the contractual selling price. Inventories which are principally acquired with the purpose of selling in the near future and generating a profit from fluctuations in price are measured at fair value less costs to sell. Materials and other supplies held for use in production are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.

The cost of inventories of hydrocarbons (crude oil, condensates and natural gas) and petroleum products is determined by applying the weighted average cost method on a three-month basis, or on a different time period (e.g. monthly), when it is justified by the use and the turnover of inventories of crude oil and petroleum products; the cost of inventories of the Chemical business is determined by applying the weighted average cost on an annual basis.

When take-or-pay clauses are included in long-term gas purchase contracts, pre-paid gas volumes that are not withdrawn to fulfill minimum annual take obligations, are measured using the pricing formulas contractually defined. They are recognized under “Other assets” as “Deferred costs” as a contra to “Other payables” or, after the settlement, to “Cash and cash equivalents”. The allocated deferred costs are charged to the profit and loss account: (i) when natural gas is actually withdrawn — the related cost is included in the determination of the weighted average cost of inventories; and (ii) for the portion which is not recoverable, when it is not possible to withdraw the previously pre-paid gas, within the contractually defined deadlines. Furthermore, the allocated deferred costs are tested for economic recoverability by comparing the related carrying amount and their net realizable value, determined adopting the same criteria described for inventories.

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(12)	For the definition of recoverable amount see the accounting policy for “Property, plant and equipment”.
(13)	Impairment losses recognized in an interim period are not reversed also when, considering conditions existing in a subsequent interim period, they would have been recognized in a smaller amount or would not have been recognized.

Financial instruments

Current financial assets

Cash and cash equivalents include cash on hand, demand deposits, as well as financial assets originally due within 90 days, readily convertible to known amount of cash and subject to an insignificant risk of changes in value.

Available-for-sale financial assets include financial assets other than derivative financial instruments, loans and receivables, held for trading financial assets and held-to-maturity financial assets.

Held-for-trading financial assets and available-for-sale financial assets are measured at fair value with gains or losses recognized in the line item of the profit and loss account “Finance income (expense)” and in the equity reserve[14] related to other comprehensive income, respectively. Changes in fair value of available-for-sale financial assets recognized in equity are charged to the profit and loss account when the assets are derecognized or impaired. The objective evidence that an impairment loss has occurred is verified considering, inter alia, significant breaches of contracts, serious financial difficulties or the risk of bankruptcy and other financial reorganization of the counterparty; impairment losses of available-for-sale financial assets are included in the carrying amount.

Interests and dividends on financial assets measured at fair value are accounted for on an accrual basis in “Finance income (expense)”[15] and “Other gain (loss) from investments”, respectively. When the purchase or sale of a financial asset is under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned, the transaction is accounted for on the settlement date.

Receivables are measured at amortized cost (see the accounting policy for “Non-current financial assets”).

Non-current financial assets

Investments

Investments in equity instruments[16] are measured at fair value, with gains or losses recognized in the equity reserve related to other comprehensive income; the amounts recognized in equity are reclassified to the profit and loss account when the investment is impaired or derecognized.

When investments do not have a quoted price in an active market and their fair value cannot be reliably measured, they are measured at cost, net of any impairment losses; impairment losses shall not be reversed[17].

Receivables and held-to-maturity financial assets

Receivables and held-to-maturity financial assets are accounted for at cost, that is the fair value of the initial consideration plus directly attributable transaction costs (e.g. fees, transaction costs, etc.). The initial carrying amount is then adjusted to take into account principal repayments, plus or minus the cumulative amortization of any difference between the initial amount and the maturity amount and minus any reductions for impairment or uncollectibility. Amortization is carried out on the basis of the effective interest rate represented by the rate that equalizes, at the moment of the initial recognition, the present value of expected cash flows to the initial carrying amount (so-called “amortized cost method”). Receivables for finance leases are recognized at an amount equal to the present value of the lease payments and the purchase option price or any residual value; the amount is discounted at the interest rate implicit in the lease.

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(14)	Changes in the carrying amount of available-for-sale financial assets relating to changes in foreign exchange rates are recognized in the profit and loss account.
(15)	Interests accrued on held for trading financial assets impact the total fair value measurement of the instrument and are recognized, within the line item “Finance income (expense)”, in the sub-item “Net finance income on financial assets held for trading”. Conversely, interests accrued on financial assets available-for-sale are recognized, within the line item “Finance income (expense)”, in the sub-item “Finance income”.
(16)	For investments in joint ventures and associates, see “The equity method of accounting”.
(17)	Impairment losses recognized in an interim period are not reversed also when, considering conditions existing in a subsequent interim period, they would have been recognized in a smaller amount or would not have been recognized.

If there is objective evidence that an impairment loss has been incurred (see also the accounting policy for “Current financial assets”), the impairment loss is measured as the difference between the carrying amount and the present value of the expected cash flows discounted at the effective interest rate computed at initial recognition, or at the moment of its updating to reflect re-pricings contractually established. Receivables and held-to-maturity financial assets are presented net of the allowance for impairment losses; when the impairment loss is definite, the allowance for impairment losses is reversed for charges, otherwise for excess. Changes to the carrying amount of receivables or financial assets in accordance with the amortized cost method are recognized as “Finance income (expense)”.

Financial liabilities

Financial liabilities, other than derivative financial instruments, are recognized initially at the fair value of the consideration received less the directly attributable transaction costs, and are subsequently measured at amortized cost (see above the accounting policy for “Non-current financial assets”).

Derivative financial instruments

Derivative financial instruments, including embedded derivatives (see below) that are separated from the host contract, are assets and liabilities measured at their fair value.

Derivatives are designated as hedging instruments when the relationship between the derivative and the hedged item is formally documented and the hedge is regarded as highly effective and reviewed on an ongoing basis. When derivatives hedge the risk of changes in the fair value of the hedged item (fair value hedge, e.g. hedging of the variability in the fair value of fixed interest rate assets/liabilities), the derivatives are measured at fair value through profit and loss account. Consistently, the carrying amount of the hedged item is adjusted to reflect, in the profit and loss account, the changes in fair value of the hedged item attributable to the hedged risk; this applies even if the hedged item should be otherwise measured.

When derivatives hedge the exposure to variability in cash flows of the hedged item (cash flow hedge, e.g. hedging the variability in the cash flows of assets/liabilities as a result of the fluctuations of exchange rate), the changes in the fair value of the derivatives, that are designated as effective hedging instruments, are initially recognized in the equity reserve related to other comprehensive income and then reclassified to the profit and loss account in the same period during which the hedged transaction affects the profit and loss account.

The changes in the fair value of derivatives, that are not designated as effective hedging instruments, are recognized in the profit and loss account. In particular, the changes in the fair value of non-hedging derivatives on interest rates and exchange rates are recognized in the profit and loss account line item ”Finance income (expense)”, conversely, the changes in the fair value of non-hedging derivatives on commodities are recognized in the profit and loss account line item “Other operating (expense) income”.

Embedded derivatives in hybrid instruments are separated from the host contract and accounted for as a derivative if the hybrid instruments are not measured at fair value with changes in fair value recognized in the profit and loss account and if the economic characteristics and risks of the embedded derivatives are not closely related to those of the host contracts. The entity assesses the existence of embedded derivatives to be separated when it becomes party to the contract and, afterwards, when a change in the terms of the contract that modifies its cash flows, occurs.

Contracts to buy or sell commodities entered into and continue to be held for the purpose of their receipt or delivery in accordance with the Group’s expected purchase, sale or usage requirements are recognized on an accrual basis (the so-called normal sale and normal purchase exemption or own use exemption).

Offsetting of financial assets and liabilities

Financial assets and liabilities are set off in the balance sheet if the Group currently has a legally enforceable right to set off and intends to settle on a net basis (or to realize the asset and settle the liability simultaneously).

Derecognition of financial assets and liabilities

Transferred financial assets are derecognized when the contractual rights to receive the cash flows from the financial assets are realized, expired or transferred. Financial liabilities are derecognized when they are extinguished, or when the obligation specified in the contract is discharged, cancelled or expired.

Provisions, contingent liabilities and contingent assets

A provision is a liability of uncertain timing or amount at the balance sheet date. Provisions are recognized when: (i) there is a present obligation, legal or constructive, as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and (iii) the amount of the obligation can be reliably estimated. The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation or to transfer it to third parties at the balance sheet date. The amount recognized for onerous contracts is the lower of the cost necessary to fulfill the obligations, net of expected economic benefits deriving from the contracts, and any compensation or penalties arising from failure to fulfill these obligations. Where the effect of the time value is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expenditures expected to be required to settle the obligation at a discount rate that reflects the Company’s average borrowing rate taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as “Finance income (expense)”.

Where an obligation exists for an item of property, plant and equipment (e.g. site dismantling and restoration), the provision is recognized together with a corresponding amount as part of the related item of property, plant and equipment. The decommissioning portion of the property, plant and equipment is subsequently depreciated at the same rate as the rest of the asset.

A provision for restructuring costs is recognized only when the Company has a detailed formal plan for the restructuring and has raised a valid expectation in the affected parties that it will carry out the restructuring.

Provisions are periodically reviewed and adjusted to reflect changes in the estimates of costs, timing and discount rates. Changes in provisions are recognized in the same profit and loss account line item where the original provision was charged, or, when the liability regards tangible assets (e.g. site dismantling and restoration), changes in the provision are recognized with a corresponding entry to the assets to which they refer, to the extent of the assets’ carrying amounts; any excess amount is recognized in the profit and loss account.

Contingent liabilities are disclosed as follows: (i) possible, but not probable obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company; or (ii) present obligations arising from past events, whose amount cannot be reliably measured or whose settlement will probably not result in an outflow of resources embodying economic benefits. Contingent assets, that are possible assets arising from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, are not recognized unless the realization of economic benefits is virtually certain. Contingent assets are disclosed when an inflow of economic benefits is probable. Contingent assets are assessed periodically to ensure that developments are appropriately reflected in the financial statements; if it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.

Employee benefits

Employee benefits are considerations given by the Group in exchange for service rendered by employees or for the termination of employment.

Post-employment benefit plans, including informal arrangements, are classified as either defined contribution plans or defined benefit plans depending on the economic substance of the plan as derived from its principal terms and conditions. Under defined contribution plans, the Company’s obligation, which consists in making payments to the State or to a trust or a fund, is determined on the basis of contributions due.

The liabilities related to defined benefit plans, net of any plan assets, are determined on the basis of actuarial assumptions and charged on an accrual basis during the employment period required to obtain the benefits.

Net interest includes the return on plan assets and the interests cost to be recognized in the profit and loss account. Net interest is measured by applying to the liability, net of any plan assets, the discount rate used to calculate the present value of the liability; net interest of defined benefit plans is recognized in ”Finance income (expense)”.

Re-measurements of the net defined benefit liability, comprising actuarial gains and losses, resulting from changes in the actuarial assumptions used or from changes arising from experience adjustments, and the return on plan assets excluding amounts included in net interest, are recognized within the statement of comprehensive income. Re-measurements of the net defined benefit liability, recognized in the equity reserve related to other comprehensive income, are not reclassified to the profit and loss account in a subsequent period.

Obligations for long-term benefits are determined by adopting actuarial assumptions. The effects of re-measurements are taken to profit and loss account in their entirety.

Treasury shares

Treasury shares are recognized as deductions from equity at cost. Any gain or loss resulting from subsequent sales is recognized in equity.

Revenues and costs

Revenues from the sale of products and the rendering of services are recognized when the significant risks and rewards of ownership have been transferred to the customer or when the transaction can be considered settled and the associated revenue can be reliably measured. In particular, revenues are recognized for the sale of:

•	crude oil, generally upon shipment;
•	natural gas and electricity, upon delivery to the customer;
•	petroleum products sold to retail distribution networks, generally upon delivery to the service stations, whereas all other sales of petroleum products are generally recognized upon shipment; and
•	chemical products and other products, generally upon shipment.

Revenues are recognized upon shipment when, at that date, significant risks are transferred to the buyer.

Revenues from crude oil and natural gas production from properties in which Eni has an interest together with other producers are recognized on the basis of Eni’s net working interest in those properties (entitlement method). Higher/lower production volume withdrawn as compared to Eni’s net working interest volume is recognized at current prices at the balance sheet date.

Revenues arising from rendering of services are recognized by reference to the stage of completion at the end of the reporting period, provided that: (i) the amount of revenues can be measured reliably; (ii) it is probable that the economic benefits associated with the transaction will flow to the entity; (iii) the stage of completion of the transaction at the end of the reporting period can be measured reliably; and (iv) the related costs can be measured reliably. When the outcome of the transaction involving the rendering of services cannot be estimated reliably, revenue is recognized only to the extent of the expenses recognized that are recoverable.

Revenues are measured at the fair value of the consideration received or receivable net of returns, discounts, rebates, bonuses and related taxes. Amounts collected or to be collected on behalf of third parties are not revenues.

Award credits, related to customer loyalty programs, are recognized as a separately identifiable component of the sales transaction in which they are granted. Therefore, the consideration allocated to the award credits, measured by reference to their fair value, represents deferred revenues and it is recognized in the line item “Other liabilities”. The deferred revenues are reversed in the profit and loss account at the redemption or forfeiture of the award credits by customers. When goods or services are exchanged for goods or services that are of a similar nature and value, the exchange is not regarded as a transaction which generates a revenue.

Costs are recognized when the related goods and services are sold or consumed during the year, when they are allocated on a systematic basis or when their future economic benefits cannot be identified. Costs associated with emission quotas, determined on the basis of the market prices, are recognized in relation to the amount of the carbon dioxide emissions that exceed free allowances. Costs related to the purchase of the emission rights are recognized as intangible assets net of any imbalance between the amount of actual emissions and the free allowances. Revenues related to emission quotas are recognized when they are sold and, if applicable, purchased emission rights are considered the first to be sold. Monetary receivables granted to replace the free award emission rights are recognized as a contra to the line item “Other income and revenues”.

Operating lease payments are recognized as an expense over the lease term. The costs for the acquisition of new knowledge or discoveries, the study of products or alternative processes, new techniques or models, the planning and construction of prototypes or, in any case, costs incurred for other scientific research activities or technological development, which cannot be capitalized (see above the accounting policy for “Intangible assets”), are included in the profit and loss account when they are incurred.

Grants not related to assets are recognized in the profit and loss account on an accrual basis matching the related costs when incurred.

Share-based payments

The line item “Payroll and related costs” includes the cost of the share-based incentive plan, consistently with its actual remunerative nature.[18] The cost of the share-based incentive plan is measured by reference to the fair value of the equity instruments granted and the estimate of the number of shares that eventually vest; the cost is recognised on an accrual basis pro rata temporis over the vesting period, that is the period between the grant date and the settlement date. A corresponding credit is recognised within equity. The fair value of the shares underlying the incentive plan is measured at the grant date, taking into account the estimate of achievement of market conditions (e.g. Total Shareholder Return), and is not adjusted in subsequent periods; when the achievement is linked also to non-market conditions (e.g.conditional on the employees remaining in service for the vesting period and non-market conditions), the number of shares expected to vest is adjusted during the vesting period to reflect the updated estimate of these conditions. If, at the end of the vesting period, the incentive plan does not vest because of failure to satisfy the performance conditions, the portion of cost related to market conditions is not reversed to the profit and loss account.

Exchange differences

Revenues and costs associated with transactions in foreign currencies are translated into the functional currency by applying the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate on the balance sheet date and any resulting exchange differences are included in the profit and loss account within “Finance income (expense)” or, if designated as hedging instruments for the foreign currency risk, in the same line item in which the economic effects of the hedged item are recognized. Non-monetary assets and liabilities denominated in foreign currencies, measured at cost, are not retranslated subsequent to initial recognition. Non-monetary items measured at fair value, recoverable amount or net realizable value are retranslated using the exchange rate at the date when the value is determined.

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(18)	The current share-based incentive plan, to be settled by treasury shares, was approved by the shareholders’ meeting held on April 13, 2017.

Dividends

Dividends are recognized at the date of the general shareholders’ meeting in which they were declared, except when the sale of shares before the ex-dividend date is certain.

Income taxes

Current income taxes are determined on the basis of estimated taxable income. The estimated liability is included in “Income taxes payable”. Current income tax assets and liabilities are measured at the amount expected to be paid to (recovered from) the taxation authorities, using tax rates and the tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are recognized for temporary differences arising between the carrying amounts of the assets and liabilities and their tax bases, based on tax rates and tax laws that have been enacted or substantively enacted for future years. Deferred tax assets are recognized when their recoverability is considered probable; in particular, deferred tax assets are recoverable when it is probable that sufficient taxable profit will be available in the same year as the reversal of the deductible temporary difference. Similarly, deferred tax assets for the carry-forward of unused tax credits and unused tax losses are recognized to the extent that their recoverability is probable. Income tax assets that are uncertain in the amount to be recovered are recognized in accordance to the probable threshold.

Relating to the taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint arrangements, the related deferred tax liabilities are not recognized if the investor is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred tax assets and liabilities are included in non-current assets and liabilities and are offset at a single entity level if related to off-settable taxes. The balance of the offset, if positive, is recognized in the line item “Deferred tax assets”, if negative, in the line item “Deferred tax liabilities”. When the results of transactions are recognized directly in shareholders’ equity, the related current and deferred taxes are also charged to the shareholders’ equity.

Assets held for sale and discontinued operations

Non-current assets and current and non-current assets included within disposal groups, are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through their continuing use. For this to be the case, the sale must be highly probable and the asset or the disposal group must be available for immediate sale in its present condition. When there is a sale plan involving loss of control of a subsidiary, all the assets and liabilities of that subsidiary are classified as held for sale, regardless of whether a non-controlling interest in its former subsidiary will be retained after the sale. The classification of non-current assets (or disposal groups) as held for sale requires the management to perform subjective judgements based on assumptions deemed reasonable in consideration of the information available at the time.

Non-current assets held for sale, current and non-current assets included within disposal groups that have been classified as held for sale and the liabilities directly associated with them are recognized in the balance sheet separately from other assets and liabilities.

Immediately before the initial classification of a disposal group as held for sale, the assets and liabilities of the disposal group are measured in accordance with applicable IFRSs. Subsequently, non-current assets held for sale are not depreciated and they are measured at the lower of the fair value less costs to sell and their carrying amount. After the classification as held for sale of an equity-accounted investment, the investment, or the portion of the investment, that meets the criteria to be classified as held for sale, is no longer accounted for using the equity method; therefore, in this case, the carrying amount of the investment in accordance with the equity method represents the carrying amount for the measurement as non-current asset held for sale. Any retained portion of the equity-accounted investment that has not been classified as held for sale is accounted for using the equity method until disposal of the portion that is classified as held for sale takes place. After the disposal takes place, any retained investment is measured in accordance with the measurement criteria indicated in the accounting policy for “Non-current financial assets — Investments”, unless the retained interest continues to be an equity-accounted investment.

Any difference between the carrying amount of the non-current assets and the fair value less costs to sell is taken to the profit and loss account as an impairment loss; any subsequent reversal is recognized up to the cumulative impairment losses, including those recognized prior to qualification of the asset as held for sale. Non-current assets classified as held for sale and disposal groups, are considered a discontinued operation if, alternatively: (i) represent a separate major line of business or geographical area of operations; (ii) are part of a disposal program of a separate major line of business or geographical area of operations; or (iii) are a subsidiary acquired exclusively with a view to resale. The results of discontinued operations, as well as any gain or loss recognized on the disposal, are indicated in a separate line item of the profit and loss account, net of the related tax effects; the economic figures of discontinued operations are indicated also for prior periods presented in the financial statements.

If events or circumstances occur that no longer allow to classify a non-current asset or a disposal group as held for sale, the non-current asset or the disposal group is reclassified into the original line items of the balance sheet and measured at the lower of: (i) its carrying amount at the date of classification as held for sale adjusted for any depreciation, amortizations, impairment losses and reversals that would have been recognized had the asset or disposal group not been classified as held for sale, and (ii) its recoverable amount at the date of the subsequent decision not to sell. If the interruption of a plan of sale concerns a subsidiary, joint operation, joint venture, associate, or a portion of an interest in a joint venture or an associate, financial statements for the period since classification as held for sale are amended.

If a discontinued operation is reclassified as held for use, its results previously presented in the separate line item of the profit and loss account are reclassified and included in income from continuing operations for all periods presented.

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (not in a forced liquidation or a distress sale) at the measurement date (exit price). Fair value measurement is based on the market conditions existing at the measurement date and on the assumptions of market participants (market-based measurement). A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market to which the entity has access, independently from the entity’s intention to sell the asset or transfer the liability to be measured.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. Highest and best use is determined from the perspective of market participants, even if the entity intends a different use; an entity’s current use of a non-financial asset is presumed to be its highest and best use, unless market or other factors suggest that a different use by market participants would maximize the value of the asset.

The fair value of a liability, both financial and non-financial, or of a Company’s own equity instrument, in the absence of a quoted price, is measured from the perspective of a market participant that holds the identical item as an asset at the measurement date. The fair value of financial instruments takes into account the counterparty’s credit risk for a financial asset (Credit Valuation Adjustment, CVA) and the entity’s own credit risk for a financial liability (Debit Valuation Adjustment, DVA).

In the absence of available market quotation, fair value is measured by using valuation techniques that are appropriate in the circumstances, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.